Contingencies, Commitments and Guarantees (Tables)	12 Months Ended
Dec. 31, 2024
Text block [abstract]
Summary of Future Unconditional Purchase Obligations
The Company has various obligations for materials, supplies, outsourcing and other services contracted in the ordinary course of business. The future unconditional purchase obligations as of December 31, 2024 and 2023 are as follows:

	December 31,
	2024	2023
Within 1 year	479	374
Between 1 and 2 years	267	258
Between 2 and 3 years	92	123
Between 3 and 4 years	34	42
Between 4 and 5 years	7	11
Later than 5 years	4	-
	883	808